Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net loss	$ (4,533,761)	$ (437,007)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization expense	11,675	12,648
General and administrative expenses advanced by related parties	321,448	11,265
Stock based compensation expense	2,834,535	3,843
Changes in operating assets and liabilities:
Prepaid expenses	(4,199)	(8,136)
Accounts payable	28,452	285,233
Accrued expenses	(10,750)	(133,000)
Accrued interest - related parties	30,247	27,041
Tax payable	(225)
Net cash used in operating activities	(1,322,578)	(238,113)
Cash Flows from Investing Activities:
Capital expenditures for equipment	(45,828)	(264,154)
Net cash used in investing activities	(45,828)	(264,154)
Cash Flows from Financing Activities:
Proceeds from issuance of RWT Class A common stock	740,000
Proceeds from issuance of RWT Class B common stock	125,000
Proceeds from issuance of Holdco Class A common stock in connection with PIPE subscriptions	700,000
Proceeds from reverse recapitalization	3,980,264
Payment of deferred financing costs	(75,000)
Payment of prepaid forward purchase agreements	(4,106,599)
Proceeds from issuance of common stock		1,998
Proceeds from issuance of Series A preferred stock		8,000
Proceeds from note payable		446,910
Repayment of note payable		(17,296)
Net cash provided by financing activities	1,363,665	439,612
Net change in cash	(4,741)	(62,655)
Cash - beginning of the year	37,345	100,000
Cash - end of the year	$ 32,604	$ 37,345